DEBENTURES AND WARRANTS (fair value of the Warrants) (Details) - Warrant [Member] $ in Thousands	6 Months Ended
Jun. 30, 2017 USD ($)
Expected dividend yield	0.00%
Warrants	$ 1,682
Minimum [Member]
Risk-free interest rate	1.16%
Expected volatility	82.98%
Expected life (in years)	7 months 17 days
Maximum [Member]
Risk-free interest rate	1.72%
Expected volatility	83.02%
Expected life (in years)	4 years 5 months 1 day